Organization and Operations (Details Textual) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 03, 2014	Sep. 30, 2015	Dec. 31, 2014
Retained Earnings (Accumulated Deficit), Total		$ (1,811,505)	$ (51,381)
Vnue Washington [Member]
Business Acquisition, Percentage of Voting Interests Acquired		79.00%
Predecessor [Member]
Stock Issued During Period, Shares, New Issues	7,800,001
Retained Earnings (Accumulated Deficit), Total	$ 334,543
Matheau J. W. Stout [Member]
Stock Issued During Period, Shares, Issued for Services		29,814,384
Vnue Technology Inc [Member]
Entity Incorporation, Date of Incorporation		Oct. 16, 2014	Oct. 16, 2014
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions		90.00%	90.00%
Vnue Technology Inc [Member] | Director [Member]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions		10.00%	10.00%
Vnue Media Inc [Member]
Entity Incorporation, Date of Incorporation		Oct. 16, 2014	Oct. 16, 2014
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions		89.00%	89.00%
Vnue Media Inc [Member] | Director [Member]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions		11.00%	11.00%
TGRI [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		507,629,872
Business Acquisition Issuance Of Fully Paid And Non Assessable Shares Of Common Stock		477,815,488
Vnue Inc. formerly TGRI [Member]
Entity Incorporation, Date of Incorporation		Apr. 04, 2006
Vnue LLC [Member]
Entity Incorporation, Date of Incorporation		Aug. 01, 2013